UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the Filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-l(c)(1) under the Exchange Act (17 CFR 240.15Ga-l(c)(l)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☒	Rule 15Ga-l(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported)
February 10, 2015
Goal Financial, LLC1
(Exact name of securitizer as specified in its charter)

025-00487	0001542102
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Ryan Katz, (571) 527-1253
Name and telephone number, including area code,
of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l(c)(l)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l(c)(2)(i)	☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☒
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Goal Financial, LLC
(Securitizer)

By:	/s/ Ryan Katz
Name: Ryan Katz
Title: Chief Executive Officer

Date: February 10, 2015

___________________________

1  Goal Financial, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the student loan asset class, including asset backed securities issued by the following affiliated depositors: Consolidation Loan Funding, LLC, Consolidation Loan Funding II, LLC, Goal Capital Funding, LLC and Higher Education Finance, LLC.